Recently Issued and Adopted Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Recently Issued and Adopted Accounting Pronouncements	Recently Issued and Adopted Accounting Pronouncements
Changes to GAAP are established by the Financial Accounting Standards Board (“FASB”), in the form of Accounting Standards Updates (“ASU”).
Section 102(b)(1) of the JOBS Act allows emerging growth companies to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. As an emerging growth company, the Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the Company’s financial statements may not be comparable to the financial statements of another public company which is not an emerging growth company or an emerging growth which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Issued Accounting Standard Updates Not Yet Adopted
In May 2021, the FASB issued ASU 2021-04, Earning Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40), which clarified and reduced diversity in an issuer's accounting for modifications of exchanges of freestanding equity-classified written call options (such as warrants) that remain equity classified after modification or exchange. This update is effective for all entities for fiscal years beginning after December 15, 2021. The Company is currently assessing the potential impact of ASU 2021-04 to our condensed consolidated financial statements.
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides an exception to fair value measurement for revenue contracts acquired in business combinations. This update is effective for public business entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, and all other entities for fiscal years beginning after December 15, 2023. The Company is currently assessing the potential impact of ASU 2021-08 to our condensed consolidated financial statements.
Recently Issued and Adopted Accounting Pronouncements
Changes to GAAP are established by the Financial Accounting Standards Board (“FASB”), in the form of Accounting Standards Updates (“ASU”).
Section 102(b)(1) of the JOBS Act allows emerging growth companies to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. As an emerging growth company, the Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the Company’s financial statements may not be comparable to the financial statements of another public company which is not an emerging growth company or an emerging growth which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Issued Accounting Standard Updates Not Yet Adopted
In May 2021, the FASB issued ASU 2021-04, Earning Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40), which clarified and reduced diversity in an issuer's accounting for modifications of exchanges of freestanding equity-classified written call options (such as warrants) that remain equity classified after modification or exchange. This update is effective for all entities for fiscal years beginning after December 15, 2021. The Company is currently assessing the potential impact of ASU 2021-04 to our consolidated financial statements.
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides an exception to fair value measurement for revenue contracts acquired in business combinations. This update is effective for public business entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, and all other entities for fiscal years beginning after December 15, 2023. The Company is currently assessing the potential impact of ASU 2021-08 to our consolidated financial statements.
Adopted Accounting Standard Updates
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), which affects general principles within Topic 740, and are meant to simplify and reduce the cost of accounting for income taxes. The Company removes certain exceptions to the general principles in Topic 740 and simplifies areas including franchise taxes that are partially based on income, transactions with a government that result in a step up in the tax basis of goodwill, the incremental approach for intra-period tax allocation, interim period income tax accounting for year-to-date losses that exceed anticipated losses and enacted changes in tax laws in interim periods. The changes are effective for annual periods beginning after December 15, 2020. The adoption of the new guidance did not have a material impact to the Company’s consolidated financial statements.
In October 2020, the FASB issued ASU 2020-10, Codification Improvements, which removes references to various FASB Concepts Statements, situates all disclosure guidance in the appropriate disclosure section of the Codification, and makes other improvements and technical corrections to the Codification that are not expected to have a significant effect on current accounting practice. The changes are effective for annual periods beginning after December 15, 2020. The adoption of the new guidance did not have a material impact to the Company’s consolidated financial statements and related disclosures.